Income taxes - Deferred tax assets and liabilities (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Deferred tax assets and liabilities [Line items]
Deferred tax (expense) benefit		€ (77)		€ (58)		€ (59)
Net deferred tax assets		1,565		2,692
Intangible assets and goodwill [Member]
Deferred tax assets and liabilities [Line items]
Deferred tax liability (asset), beginning of period		(676)		(1,089)
Deferred tax (expense) benefit		549		450
Transfer to assets classified as held for sale		(28)
Other changes in deferred tax assets and liabilities		(228)	[1]	(36)	[2]
Deferred tax liability (asset), end of period		(383)		(676)		(1,089)
Net deferred tax assets		423		542
Net deferred tax liabilities		(806)		(1,218)
Property, plant and equipment [Member]
Deferred tax assets and liabilities [Line items]
Deferred tax liability (asset), beginning of period		10		19
Deferred tax (expense) benefit		15		1
Other changes in deferred tax assets and liabilities		(2)	[1]	(10)	[2]
Deferred tax liability (asset), end of period		23		10		19
Net deferred tax assets		39		64
Net deferred tax liabilities		(16)		(54)
Inventories [Member]
Deferred tax assets and liabilities [Line items]
Deferred tax liability (asset), beginning of period		347		312
Deferred tax (expense) benefit		(34)		24
Transfer to assets classified as held for sale		(52)
Other changes in deferred tax assets and liabilities		(29)	[1]	11	[2]
Deferred tax liability (asset), end of period		231		347		312
Net deferred tax assets		235		353
Net deferred tax liabilities		(4)		(6)
Other assets [Member]
Deferred tax assets and liabilities [Line items]
Deferred tax liability (asset), beginning of period		138		68
Deferred tax (expense) benefit		7		32
Transfer to assets classified as held for sale		(82)
Other changes in deferred tax assets and liabilities		12	[1]	37	[2]
Deferred tax liability (asset), end of period		74		138		68
Net deferred tax assets		96		161
Net deferred tax liabilities		(22)		(23)
Pensions and other employee benefits [Member]
Deferred tax assets and liabilities [Line items]
Deferred tax liability (asset), beginning of period		597		707
Deferred tax (expense) benefit		(126)		(138)
Transfer to assets classified as held for sale		(149)
Other changes in deferred tax assets and liabilities		(57)	[1]	27	[2]
Deferred tax liability (asset), end of period		265		597		707
Net deferred tax assets		265		598
Net deferred tax liabilities		0		(1)
Other liabilities [Member]
Deferred tax assets and liabilities [Line items]
Deferred tax liability (asset), beginning of period		989		981
Deferred tax (expense) benefit		(288)		(32)
Transfer to assets classified as held for sale		(8)
Other changes in deferred tax assets and liabilities		(158)	[1]	40	[2]
Deferred tax liability (asset), end of period		536		989		981
Net deferred tax assets		596		1,107
Net deferred tax liabilities		(61)		(118)
Deferred tax assets on taxLoss carryforwards [Member]
Deferred tax assets and liabilities [Line items]
Deferred tax liability (asset), beginning of period		1,288		1,562
Deferred tax (expense) benefit		(201)		(368)
Transfer to assets classified as held for sale		(125)
Other changes in deferred tax assets and liabilities		(144)	[1]	93	[2]
Deferred tax liability (asset), end of period		819		1,288		1,562
Net deferred tax assets		819		1,288
Net deferred tax liabilities		0		0
Set-off deffered tax positions [Member]
Deferred tax assets and liabilities [Line items]
Other changes in deferred tax assets and liabilities	[1]	0
Net deferred tax assets		(876)		(1,355)
Net deferred tax liabilities		876		1,355
Net deferred tax assets [Member]
Deferred tax assets and liabilities [Line items]
Deferred tax liability (asset), beginning of period		2,692		2,560
Deferred tax (expense) benefit		(77)		(30)
Transfer to assets classified as held for sale		(444)
Other changes in deferred tax assets and liabilities		(606)	[1]	162	[2]
Deferred tax liability (asset), end of period		1,565		2,692		€ 2,560
Net deferred tax assets		1,598		2,758
Net deferred tax liabilities		€ (33)		€ (66)

[1]	Other includes the movements of assets and liabilities recognized in OCI, which includes foreign currency translation differences and acquisitions, as well as the effects of US Tax Cuts and Jobs Act.
[2]	Other includes the movements of assets and liabilities recognized in OCI, which includes foreign currency translation differences, and acquisitions and divestments.